Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 476,368	¥ 78,416
Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	282,540	3,165
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment of assets held for sale		134,141
Investment securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	3,580	1,232
Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	73,282	30,638
Loans | Loans held for sale
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	32,146	1,893
Loans | Loans held for sale | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	282,540	3,165
Loans | Collateral dependent loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	41,136	28,745
Premises and equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	5,293	5,701
Intangible assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	3,650	10,412
Goodwill
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	33,553	0
Other assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	74,470	27,268
Other assets | Investments in equity method investees
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	58,061	6,949
Loans held for sale
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 16,409	¥ 20,319